Plant and equipment	12 Months Ended
Dec. 31, 2021
Plant and equipment [Abstract]
Plant and equipment
7.	Plant and equipment

The changes in the carrying value of plant and equipment are as follows:

	Infrastructure	Mining servers	Right-of-use assets	Total
Cost
Balance, January 1, 2020	$32,130,866	$82,403,481	$575,274	$115,109,621
Additions	-	5,810,970	-	5,810,970
Expiration of lease	-	-	(71,440)	(71,440)
Reversal of prior-year impairment	13,155,936	-	-	13,155,936
Balance, December 31, 2020	45,286,802	88,214,451	503,834	134,005,087
Additions	1,419,151	85,012,203	460,100	86,891,454
Balance, December 31, 2021	$46,705,953	$173,226,654	$963,934	$220,896,541

Accumulated Depreciation
Balance, January 1, 2020	$15,058,758	$65,093,519	$74,259	$80,226,536
Depreciation	6,801,080	14,428,573	35,265	21,264,918
Expiration of lease	-	-	(32,973)	(32,973)
Accretion expense	-	-	24,004	24,004
Balance, December 31, 2020	21,859,838	79,522,092	100,555	101,482,485
Depreciation	6,025,591	17,073,105	188,954	23,287,650
Balance, December 31, 2021	$27,885,429	$96,595,197	$289,509	$124,770,135

Net book value as of
December 31, 2020	$23,426,964	$8,692,359	$403,279	$32,522,602
December 31, 2021	$18,820,524	$76,631,457	$674,425	$96,126,406

At December 31, 2021, the Company updated its testing of Cash-Generating Units (CGUs) for impairment. Management has determined the recoverable amount as the Value in Use (“VIU”) for the Drumheller and Medicine Hat facilities. The significant assumptions in determining the VIU included the following:

	December 31, 2021	December 31, 2020
Starting Bitcoin price	$58,707 (US$46,306)	$36,925 (US$29,002)
Starting network difficulty	26,643 billion	18,600 billion
Discount rate	25.00%	25.00%
Monthly Bitcoin price growth	3.00%	1.21% - 5.13%
Difficulty growth rate	4.00%	4.42%

Due to the positive mining economics, increasing prices of Bitcoin related to the difficulty levels during 2021, the Company did not record any impairment charges. In 2020, the Company reversed prior years’ impairment charges on Infrastructure based on Management’s conclusion that, using the above assumptions, the events and circumstances which led to previous years’ impairment charges no longer exist. Consequently, in the fourth quarter of 2020, the Company recorded a reversal of prior years’ impairment charges of $13.2 million.